Filed Pursuant to Rule 497(a)
File No. 033-12289
Rule 482 Ad

Clearwater Tax-Exempt Bond Fund (QWVQX)

As of
June 30, 2019

FUND FACTS

TICKER SYMBOL: QWVQX
BENCHMARK: Barclays Municipal Bond 5 Year (4-6) Index
INCEPTION DATE: January 14, 2000
GROSS EXPENSE RATIO: 0.66%
NET EXPENSE RATIO: 0.32%

NET ASSETS: $547 million

INVESTMENT MINIMUM: $1,000

INVESTMENT OBJECTIVE
The Fund seeks high current income that is exempt from U.S. federal income tax, consistent with preservation of capital.

The Fund normally invests at least 80% of its net assets in tax-exempt bonds. However, the Fund may invest up to 20% of its assets in bonds that generate interest income subject to federal alternative minimum tax for individuals. The Fund invests primarily in investment grade bonds, but it may invest up to 30% of its assets in bonds that are rated below investment grade or determined to be of comparable quality by the Fund's subadviser.

Clearwater Management Co., Inc. ("CMC") serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Sit Fixed Income Advisors II, LLC ("Sit"). Sit provides day-to-day management for the Fund.

Fiduciary Counselling, Inc. ("FCI") acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by CMC.

PERFORMANCE

				Annualized	Annualized	Annualized
	Three Month	Year to Date	One Year	Five Year	Ten Year	Since Inception*
Clearwater Tax-Exempt Bond Fund	2.13%	5.17%	5.69%	5.43%	6.63%	5.37%
Barclays Municipal Bond 5 Year (4-6) Index	1.66%	3.80%	5.24%	2.30%	3.22%	4.11%

*Since February 1, 2000
Source: Northern Trust (monthly returns)

PEER UNIVERSE PERCENTILE RANK: TOTAL RETURN

Category: Lipper US Intermediate Municipal Debt

	One Year	Five Year	Ten Year	Since Inception*
Number of Funds in Category	70	55	39	25
Clearwater Tax-Exempt Bond Fund	74%	1%	1%	1%
Barclays Municipal Bond 5 Year (4-6) Index	87%	88%	90%	71%

Lower percentage is better.
***Since February 1, 2000**
Source: FactSet, Northern Trust (monthly returns)

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than performance information shown. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns reflect CMC's voluntary fee waivers for the Fund as described in the supplement to the prospectus dated January 4, 2019. Had expenses not been partially reimbursed by CMC, returns would have been lower and the expense ratio would have been higher. Fund performance is shown net of fees. An index is an unmanaged, broad market list of securities used to represent an asset class. An index reflects no deduction of fees, expenses or taxes and includes reinvestment of all distributions. It is not possible to invest directly in an index. You may obtain most recent month-end performance information by calling FCI at 651-228-0935.

SUBADVISERS

Subadviser	Strategy
Sit	The Fund may not invest in bonds rated at the time of purchase lower than B3 by Moody's or B- by S&P or Fitch. The subadviser attempts to maintain an average effective duration for the portfolio of approximately three to eight years.

Subject to the approval of the Fund's Board of Trustees, CMC has the right to enter into new or amended subadvisory agreements at any time and without a shareholder vote, in reliance on the exemptive order from the Securities and Exchange Commission.

PORTFOLIO CHARACTERISTICS

	Fund	Bench*
Number of Issues	592	5,859
Average Rating	A	AA/AA-
Average Price	101.1	112.3
Hedged Average Life Duration	4.58	N/A
Modified Adjusted Duration	N/A	3.90
Coupon Yield	4.23%	4.71%
Average Life Yield	3.00%	N/A
Yield to Worst	N/A	1.53%
SEC Yield (30 Day)	3.21%	N/A

As of March 31, 2019
* Barclays Municipal Bond 5 Year (4-6) Index

Source: Sit, Northern Trust, Bloomberg

CREDIT QUALITY RATINGS


AA 32.1%
AAA 12.1%
CASH 3.9%
A 16.6%
Non-Rated 22.8%
< BBB 3.7%
BBB 8.9%

Source: Sit (lower of S&P or Moody's; Fitch is used if S&P and Moody's do not rate a bond)

RISK CHARACTERISTICS

	Fund	Bench*
Beta	1.07	1.00
Standard Deviation	3.34%	2.56%
Alpha	1.82%	N/A

*Barclays 5-Year Municipal Bond Index.
Above risk characteristics are based on a 3-year time period.

Source: FactSet

SUBADVISER'S ASSESSMENT OF NON-RATED SECURITIES[1]


B 3.0%
< B 0.2%
AAA 0.0%
AA 0.1%
A 0.2%
BB 18.1%
BBB 1.1%

Source: Sit

Clearwater Tax-Exempt Bond Fund (QWVQX)

As of June 30, 2019

SECTOR WEIGHTINGS



Multi-Family Housing 24.2%
Single Family Housing 20.5%
Other Revenue 10.9%
Education 8.0%
General Obligation 7.3%
Escrow 5.2%
Closed-End Municipal Bond Funds 5.1%
Insured 4.6%
Cash 3.9%
Hospital 3.5%
0% 5% 10% 15% 20% 25% 30%

Source: Sit

MATURITY PROFILE



45% 40% 35% 30% 25% 20% 15% 10% 5% 0%
0-1 Year 4.1%
1-5 Years 1.3%
5-10 Years 7.3%
10-15 Years 16.3%
15-20 Years 32.4%
>20 Years 38.6%

Source: Sit

UNDERSTANDING INVESTMENT RISK

Average Price - weighted average price of the bonds. For the Fund this calculation excludes zero-coupon bonds and closed-end funds, making it comparable to the benchmark.
Hedged Average Life Duration - modified duration calculation used for bonds with embedded options, taking into account that expected cash flows will fluctuate as interest rates change. Uses a bond's average maturity. Duration further adjusted for any interest rate hedging.
Modified Adjusted Duration - modified duration calculation used for bonds with embedded options, taking into account that expected cash flows will fluctuate as interest rates change. Maturity is calculated by making worst-case scenario assumptions with respect to bond provisions that could shorten the life of the bond.
Coupon Yield - weighted average coupon rate of the bonds. Coupon yield for an individual bond is the interest rate that the bond issuer promises to pay bond purchasers. This rate is fixed and applies to the life of the bond. For the Fund, this calculation is net of the Fund's expense ratio, whereas the benchmark yield does not include any expenses.
Average Life Yield - rate of return anticipated on a bond when the average maturity is substituted for the maturity date of the issue. Particularly useful for securities with characteristics that may shorten the life of a bond. For the Fund, this calculation is net of the Fund's expense ratio, whereas the benchmark yield does not include any expenses.
Yield to Worst - rate of return anticipated on a bond when the shortest possible maturity is substituted for the maturity date of the issue. It is the lowest potential yield that can be received on a bond without the issue actually defaulting and is calculated by making worst-case scenario assumptions with respect to bond provisions that could shorten the life of the bond.
SEC Yield (30 Day) - reflects the rate at which the Fund is earning income on its current portfolio of securities and is computed using a standardized SEC formula.
[1]Assessment of Non-Rated Securities - portion of the Fund's assets that are not rated by either S&P or Moody's, and are therefore rated by Sit using their calculation of credit quality based on comparable bonds.

Beta - reflects the sensitivity of a fund's returns to fluctuations in the fund's benchmark. A number greater than one indicates greater sensitivity and a number lower than one indicates less sensitivity.
Standard Deviation - measures a fund's historical volatility, where a higher number implies greater volatility and risk.
Alpha - measures risk-adjusted performance, showing excess return delivered at the same risk level as the fund's benchmark. A positive and higher number is better.

Debt securities such as those held by the Fund are subject to market risk, credit risk, interest rate risk, call risk, tax risk and political and economic risk. Debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities. Income from tax-exempt funds may be subject to state and local taxes. Capital gains distributions, if any, will be subject to tax.

IMPORTANT DISCLOSURES

The Barclays U.S. Municipal Bond 5 Year (4-6) Index is an unmanaged market value-weighted index for investment-grade municipal bonds with maturities between 4 and 6 years. This index is the 5 Year component of the Barclays Municipal Bond Index. To be included in the index, bonds must be rated investment-grade, have outstanding par value of at least $7 million, be issued as part of a transaction of at least $75 million, and have a fixed interest rate. Remarketed issues, taxable municipal bonds, bonds with floating interest rates, and derivatives are excluded from the index.

The Peer Universe Percentile Rank compares the performance of mutual funds within a universe of funds having similar investment objectives. Rankings are based on total return performance: with capital gains and dividends reinvested, with annual operating expenses deducted, but without including front or back-end sales charges. Note that the Fund does not assess a front or back-end sales charge. Past rankings are no guarantee of future rankings. Rankings are relative to a peer group and do not necessarily mean that the fund had high total returns.

The performance information shown represents past performance and is not a guarantee of future results. Current performance may be lower or higher than performance information shown.

You should consider a fund's investment objectives, risks, charges, and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund. The prospectus should be read carefully before investing. You may obtain a prospectus by calling FCI at 651-228-0935 or the transfer agent for the Clearwater Tax-Exempt Bond Fund, the Northern Trust Company, at 855-684-9144.

Not FDIC insured. May lose value. No bank or government guarantee.

Clearwater Core Equity Fund (QWVPX)

Filed Pursuant to Rule 497(a)
File No. 033-12289
Rule 482 Ad

As of
June 30, 2019

FUND FACTS

TICKER SYMBOL: QWVPX
BENCHMARK: Russell 1000® Index
INCEPTION DATE: June 19, 1987
GROSS EXPENSE RATIO: 0.90%
NET EXPENSE RATIO: 0.35%
NET ASSETS: $508 million
INVESTMENT MINIMUM: $1,000

INVESTMENT OBJECTIVE
The Fund seeks long-term growth of capital.

The Fund normally invests at least 80% of its net assets in equity securities of U.S. companies.

Clearwater Management Co., Inc. ("CMC") serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers. The Fund employs a "multi-style, multi-manager" approach whereby CMC allocates portions of the Fund's assets among the following subadvisers, each of whom employ distinct investment styles: Parametric Portfolio Associates LLC ("Parametric"), AQR Capital Management, LLC ("AQR"), and O'Shaughnessy Asset Management, LLC (" OSAM ").

Fiduciary Counselling, Inc. ("FCI") acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by CMC.

PERFORMANCE

	Three Month	Year to Date	One Year	Annualized Five Year	Annualized Ten Year	Annualized Since Inception*
Clearwater Core Equity Fund	3.23%	17.03%	6.64%	8.78%	12.98%	8.82%
Russell 1000® Index	4.25%	18.84%	10.02%	10.45%	14.77%	10.02%

***Since July 1, 1987**
Source: Northern Trust (monthly returns)

PEER UNIVERSE PERCENTILE RANK: TOTAL RETURN

Category: Lipper US Large-Cap Core

	One Year	Five Year	Ten Year	Since Inception*
Number of Funds in Category	262	180	145	36
Clearwater Core Equity Fund	81%	66%	69%	72%
Russell 1000® Index	46%	29%	13%	18%

Lower percentage is better.
***Since July 1, 1987**
Source: FactSet, Northern Trust (monthly returns)

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than performance information shown. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns reflect CMC's voluntary fee waivers for the Fund as described in the supplement to the prospectus dated January 4, 2019. Had expenses not been partially reimbursed by CMC, returns would have been lower and the expense ratio would have been higher. Fund performance is shown net of fees. An index is an unmanaged, broad market list of securities used to represent an asset class. An index reflects no deduction of fees, expenses or taxes and includes reinvestment of all distributions. It is not possible to invest directly in an index. You may obtain most recent month-end performance information by calling FCI at 651-228-0935.

SUBADVISERS

Subadviser	Strategy
Parametric	Uses a passive management strategy to seek investment results that generally track, before fees and expenses, the investment results of the Russell 1000® Index.
AQR	Disciplined, systematic approach that employs multiple measures of value, momentum, and quality and seeks to invest in attractively valued companies with positive momentum and a stable business.
O'Shaughnessy	Seeks to provide long-term capital appreciation by creating a portfolio with exposure to value and growth stocks, mostly of large capitalization companies. OSAM seeks companies it deems to be high quality with low valuation ratios.

Subject to the approval of the Fund's Board of Trustees, CMC has the right to enter into new or amended subadvisory agreements at any time and without a shareholder vote, in reliance on an exemptive order from the Securities and Exchange Commission.

TOP 10 HOLDINGS


Microsoft Corporation
2.68%
Apple Inc.
2.57%
Amazon.com, Inc.
1.71%
JPMorgan Chase & Co.
1.60%
Merck & Co., Inc.
1.51%
Alphabet Inc. Class A
1.49%
Bank of America Corp
1.13%
Berkshire Hathaway Inc. Class B
1.12%
Alphabet Inc. Class C
1.10%
Cisco Systems, Inc.
1.08%
0.0%
0.5%
1.0%
1.5%
2.0%
2.5%
3.0%

Source: FactSet
Top 10 Holdings are provided as of 3/31/2019 to align with public filings.

MARKET CAPITALIZATION


100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
89%
91%
10%
9%
0%
0%
Large Cap (> $10 Billion)
Mid Cap ($2-10 Billion)
Small Cap ($0-2 Billion)
Clearwater Core Equity Fund
iShares Russell 1000® ETF*

Source: FactSet

Clearwater Core Equity Fund (QWVPX)

As of June 30, 2019

SECTOR WEIGHTINGS



Technology 26.9% 28.4%
Finance 18.5% 18.8%
Consumer Services 14.1% 13.7%
Healthcare 13.6% 13.1%
Industrials 12.1% 11.3%
Consumer Non-Durables 5.7% 5.8%
Energy 3.7% 3.9%
Utilities 2.8% 3.1%
Consumer Durables 1.4% 1.3%
Basic Materials 0.7% 0.5%
Cash 0.5% 0.0%
0% 5% 10% 15% 20% 25% 30%
Clearwater Core Equity Fund
iShares Russell 1000® ETF⁺

Source: FactSet

PORTFOLIO & RISK CHARACTERISTICS



25 20 15 10 5 0
2.0 1.5
17.9 20.4
13.8 12.9
9.6 9.4
Price/ Book
Price/ Earnings
Return on Equity %
Est. 3-5 Yr EPS Growth %
Clearwater Core Equity Fund
iShares Russell 1000® ETF⁺

Source: FactSet

PORTFOLIO & RISK CHARACTERISTICS

	Fund	Bench 1
Number of Holdings	691	977
Top 10 Holdings	16.0%	19.3%
Weighted Avg. Market Cap ($M)	$180,125	$220,593
Median Market Cap ($M)	$14,970	$10,921
Turnover (1 Year)	37.30%	N/A

Bench 1: iShares Russell 1000® ETF⁺

	Fund	Bench 2
Beta	1.02	1.00
Standard Deviation	12.47%	12.14%
Alpha	-0.66%	N/A

Above risk characteristics are based on a 3-year time period.
Source: FactSet
Bench 2: Russell 1000® Index

UNDERSTANDING INVESTMENT RISK

Price to Book - ratio used to compare the prices of a fund's stocks with their book values.
Price to Earnings - ratio used to compare the prices of a fund's stocks with their per-share earnings. Trailing 12-month price to earnings ratio is displayed.
Return on Equity - ratio used to compare the amount of net income returned as a percentage of shareholders' equity.
Est. 3-5 Year EPS Growth - median estimated earnings per share growth for a fund's stocks (source: FactSet Estimates).
Beta - reflects the sensitivity of a fund's returns to fluctuations in the fund's benchmark. A number greater than one indicates greater sensitivity and a number lower than one indicates less sensitivity.
Standard Deviation - measures a fund's historical volatility, where a higher number implies greater volatility and risk.
Alpha - measures risk-adjusted performance, showing excess return delivered at the same risk level as the fund's benchmark. A positive and higher number is better.

Equity securities will fluctuate in price and the value of your investment will thus fluctuate, and this may result in a loss. Small and mid-capitalization stocks may be subject to higher degrees of risk, their earnings may be less predictable, their prices more volatile, and their liquidity less than that of large-capitalization or more established companies' securities. To the extent a Fund subadviser employs a value style strategy, that portion of the Fund's assets is subject to the possibility that value stocks fall out of favor or perform poorly relative to other types of investments.

IMPORTANT DISCLOSURES

The Russell 1000® Index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on market capitalization. It represents about 92% of the U.S. market.

⁺The iShares Russell 1000® ETF seeks to track the investment performance and composition of the Russell 1000® Index, the Clearwater Core Equity Fund's benchmark, to approximate the performance and composition of the large and mid-cap sectors of the U.S. equity market. FCI, who provides the analysis for this fact sheet, does not have access to the underlying constituents and statistics of the Index (necessary for presentations in this fact sheet), and therefore has used the ETF information as a proxy/substitute. Information about the ETF's holdings is provided solely to serve as a proxy for the Index and not as a comparison of an investment in the Clearwater Core Equity Fund and the ETF. Because the ETF may not invest in all of the index constituents at approximately their Index weightings, the ETF's holdings may not serve as an effective substitute for Index information.

The Peer Universe Percentile Rank compares the performance of mutual funds within a universe of funds having similar investment objectives. Rankings are based on total return performance: with capital gains and dividends reinvested, with annual operating expenses deducted, but without including front or back-end sales charges. Note that the Fund does not assess a front or back-end sales charge. Past rankings are no guarantee of future rankings. Rankings are relative to a peer group and do not necessarily mean that the fund had high total returns.

The performance information shown represents past performance and is not a guarantee of future results. Current performance may be lower or higher than performance information shown.

You should consider a fund's investment objectives, risks, charges, and expenses carefully before investing.The Fund's prospectus contains this and other information about the Fund. You may obtain a prospectus by calling FCI at 651-228-0935 or the transfer agent for the Clearwater Core Equity Fund, the Northern Trust Company, at 855-684-9144. The prospectus should be read carefully before investing.

Not FDIC insured. May lose value. No bank or government guarantee.

Clearwater International Fund (QCVAX)

Filed Pursuant to Rule 497(a)
File No. 033-12289
Rule 482 Ad

As of

June 30, 2019

FUND FACTS

TICKER SYMBOL: QCVAX
BENCHMARK: MSCI World Ex USA Index - Net Dividends
INCEPTION DATE: February 5, 2009
GROSS EXPENSE RATIO: 1.00%
NET EXPENSE RATIO: 0.68%
NET ASSETS: $610 million
INVESTMENT MINIMUM: $1,000

INVESTMENT OBJECTIVE
The Fund seeks long-term growth of capital.

The Fund normally invests at least 80% of net assets in equity securities of companies organized or located outside the U.S. and doing a substantial amount of business outside the U.S. The Fund does not intend to invest more than 20% of its net assets in equitiy securities of companies of developing or emerging market issuers.

Clearwater Management Co., Inc. ("CMC") serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers. The Fund employs a "multi-style, multi-manager" approach whereby CMC allocates portions of the Fund's assets among the following subadvisers, each of whom employ distinct investment styles: Parametric Portfolio Associates LLC ("Parametric"), Artisan Partners Limited Partnership ("Artisan Partners"), WCM Investment Management ("WCM"), and Templeton Investment Counsel, LLC ("Templeton").

Fiduciary Counselling, Inc. ("FCI") acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by CMC.

PERFORMANCE

	Three Month	Year to Date	One Year	Annualized Five Year	Annualized Ten Year	Annualized Since Inception*
Clearwater International Fund	4.40%	16.34%	2.13%	3.32%	7.61%	9.62%
MSCI World Ex U.S.A. Index - Net Dividends	3.79%	14.64%	1.29%	2.04%	6.75%	9.59%

*Since March 1, 2009
Source: Northern Trust (monthly returns)

PEER UNIVERSE PERCENTILE RANK: TOTAL RETURN

Category: Lipper International Large-Cap Core

	One Year	Five Year	Ten Year	Since Inception*
Number of Funds in Category	31	19	13	13
Clearwater International Fund	17%	1%	1%	26%
MSCI World Ex U.S.A. Index - Net Dividends	34%	17%	17%	26%

Lower percentage is better
***Since March 1, 2009**
Source: FactSet, Northern Trust (monthly returns)

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than performance information shown. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns reflect CMC's voluntary fee waivers for the Fund as described in the supplement to the prospectus dated January 4, 2019. Had expenses not been partially reimbursed by CMC, returns would have been lower and the expense ratio would have been higher. Fund performance is shown net of fees. An index is an unmanaged, broad market list of securities used to represent an asset class. An index reflects no deduction of fees or expenses and includes reinvestment of all distributions. It is not possible to invest directly in an index. You may obtain most recent month-end performance information by calling FCI at 651-228-0935.

SUBADVISERS

Subadviser	Strategy
Parametric	Uses a passive management strategy to seek investment results that generally track, before fees and expenses, the investment results of the MSCI World Ex U.S.A. Index - Net Dividends
WCM	Invests in large capitalization non-U.S. companies and seeks high quality businesses with superior growth prospects and low or no debt.
Artisan Partners	Seeks to build a diversified portfolio of non-U.S. stocks of all sizes that it believes to be undervalued.
Templeton	Invests in equity securities of smaller companies located outside the U.S. and seeks stocks trading at discounts to their estimated intrinsic value.

Subject to the approval of the Fund's Board of Trustees, CMC has the right to enter into new or amended subadvisory agreements at any time and without a shareholder vote, in reliance on an exemptive order from the Securities and Exchange Commission.

GEOGRAPHIC ALLOCATION


Clearwater International Fund
Other 1%
Emerging Markets 9%
Pacific ex Japan 9%
Canada + US 7%
Japan 22%
U.K. 14%
Europe ex U.K. 38%

Source: FactSet

MARKET CAPITALIZATION


90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
69%
85%
17%
15%
14%
0%
Large Cap (> $10 Billion)
Mid Cap ($2-10 Billion)
Small Cap ($0-2 Billion)
Clearwater International Fund
iShares EAFE ETF + iShares Canada ETF*

Source: FactSet

Clearwater International Fund (QCVAX)

As of June 30, 2019

SECTOR WEIGHTINGS



Industrials 19.9% 16.7%
Finance 19.2% 24.1%
Technology 16.0% 12.4%
Consumer Non-Durables 10.2% 11.5%
Healthcare 10.0% 10.1%
Consumer Services 7.9% 6.0%
Consumer Durables 5.8% 5.5%
Cash 3.8% 0.4%
Basic Materials 3.0% 4.0%
Energy 2.9% 5.7%
Utilities 1.3% 3.5%
Other 0.0% 0.0%
0% 5% 10% 15% 20% 25% 30%
Clearwater International Fund
iShares EAFE ETF + iShares Canada ETF+

Source: FactSet

PORTFOLIO & RISK CHARACTERISTICS



20
15
10
5
0
1.8 1.6
16.7 15.3
11.3 11.1
6.9 6.8
Price/ Book
Price/ Earnings
Return on Equity %
Est. 3-5 Yr EPS Growth %
Clearwater International Fund
iShares EAFE ETF + iShares Canada ETF+

Source: FactSet

PORTFOLIO & RISK CHARACTERISTICS

	Fund	Bench 1
Number of Holdings	955	1,016
Top 10 Holdings	11.7%	11.0%
Weighted Avg. Market Cap ($M)	$53,810	$63,569
Median Market Cap ($M)	$10,664	$10,186
Turnover (1 Year)	24%	N/A

Bench 1: iShares EAFE ETF + iShares Canada ETF+

	Fund	Bench 2
Beta	0.99	1.00
Standard Deviation	10.96%	10.90%
Alpha	0.57%	N/A

Bench 2: MSCI World Ex U.S.A. Index - Net Dividends
Above risk characteristics are based on a 3-year time period.

Source: FactSet

UNDERSTANDING INVESTMENT RISK

Price to Book - ratio used to compare the prices of a fund's stocks with their book values.
Price to Earnings - ratio used to compare the prices of a fund's stocks with their per-share earnings. Trailing 12-month price to earnings ratio is displayed.
Return on Equity - ratio used to compare the amount of net income returned as a percentage of shareholders' equity.
Est. 3-5 Year EPS Growth - median estimated earnings per share growth for a fund's stocks (source: FactSet Estimates).
Beta - reflects the sensitivity of a fund's returns to fluctuations in the fund's benchmark. A number greater than one indicates greater sensitivity and a number lower than one indicates less sensitivity.
Standard Deviation - measures a fund's historical volatility, where a higher number implies greater volatility and risk.
Alpha - measures risk-adjusted performance, showing excess return delivered at the same risk level as the fund's benchmark. A positive and higher number is better.

Equity securities will fluctuate in price and the value of your investment will thus fluctuate, and this may result in a loss. Securities in certain non-U.S. countries may be less liquid, more volatile, and less subject to governmental supervision than U.S. securities. The values of these securities may be affected by changes in currency rates, application of a country's specific tax laws, changes in government administration, and economic and monetary policy. These risks are particularly significant in emerging market countries, which generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Small and mid-capitalization stocks may be subject to higher degrees of risk, their earnings may be less predictable, their prices more volatile, and their liquidity less than that of large-capitalization or more established companies' securities.

IMPORTANT DISCLOSURES

The MSCI World Ex U.S.A. Index - Net Dividends is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed markets, excluding the United States. It includes large and midcap companies across 22 of 23 developed market countries. The index covers approximately 85% of the publicly available total market capitalization in each country.

+ iShares EAFE ETF + iShares Canada ETF represents a blend of the holdings of the iShares MSCI EAFE ETF (ticker: EFA) and the iShares MSCI Canada ETF (ticker: EWC) to approximate the composition of the constituents of the MSCI World Ex U.S.A. Index – Net Dividends (the "Index"), the Clearwater International Fund's benchmark. FCI, who provides the analysis for this fact sheet, does not have access to the underlying constituents and statistics of the Index (necessary for the presentations in this fact sheet), and therefore has used the blended ETF information as a proxy/substitute. Information about the ETFs' holdings is provided solely to serve as a proxy for the Index and not as a comparison of an investment in the Clearwater International Fund and the ETFs. Because the ETFs may not invest in all of the Index constituents at approximately their Index weightings, the ETF holdings may not serve as an effective substitute for Index information.

The Peer Universe Percentile Rank compares the performance of mutual funds within a universe of funds having similar investment objectives. Rankings are based on total return performance: with capital gains and dividends reinvested, with annual operating expenses deducted, but without including front or back-end sales charges. Note that the Fund does not assess a front or back-end sales charge. Past rankings are no guarantee of future rankings. Rankings are relative to a peer group and do not necessarily mean that the fund had high total returns.

The performance information shown represents past performance and is not a guarantee of future results. Current performance may be lower or higher than performance information shown.

You should consider a fund's investment objectives, risks, charges, and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund. You may obtain a prospectus by calling FCI at 651-228-0935 or the transfer agent for the Clearwater International Fund, the Northern Trust Company, at 855-684-9144. The prospectus should be read carefully before investing.

Not FDIC insured. May lose value. No bank or government guarantee.

Clearwater Small Companies Fund (QWVOX)

Filed Pursuant to Rule 497(a)
File No. 033-12289
Rule 482 Ad

As of
June 30, 2019

FUND FACTS

TICKER SYMBOL: QWVOX
BENCHMARK: Russell 2000® Index
INCEPTION DATE: February 1, 1989
GROSS EXPENSE RATIO: 1.35%
NET EXPENSE RATIO: 0.98%
NET ASSETS: $345 million
INVESTMENT MINIMUM: $1,000

INVESTMENT OBJECTIVE
The Fund seeks long-term growth of capital.

The Fund normally invests at least 80% of its net assets in equity securities of small companies. The Fund defines "small companies" as issuers with market capitalizations no greater than that of the largest capitalization company included in the Russell 2000® Index at time of purchase.

Clearwater Management Co., Inc. ("CMC") serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers. The Fund employs a "multi-style, multi-manager" approach whereby CMC allocates portions of the Fund's assets between the following subadvisers, each of whom employ distinct investment styles and who provide day-to-day management for the Fund: Kennedy Capital Management, Inc. ("KCM"), Cooke & Bieler, L.P. ("Cooke & Bieler"), and Pzena Investment Management, LLC ("Pzena").

Fiduciary Counselling, Inc. ("FCI") acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by CMC.

PERFORMANCE

	Three Month	Year to Date	One Year	Annualized Five Year	Annualized Ten Year	Annualized Since Inception*
Clearwater Small Co. Fund	3.22%	16.38%	-2.48%	6.25%	13.68%	11.10%
Russell 2000® Index	2.10%	16.98%	-3.31%	7.06%	13.45%	9.49%

***Since February 1, 1989**
Source: Northern Trust (monthly returns)

PEER UNIVERSE PERCENTILE RANK: TOTAL RETURN

Category: Lipper US Small-Cap Core

	One Year	Five Year	Ten Year	Since Inception*
Number of Funds in Category	330	255	189	8
Clearwater Small Co. Fund	39%	48%	32%	29%
Russell 2000® Index	47%	31%	39%	72%

Lower percentage is better
***Since February 1, 1989**
Source: FactSet, Northern Trust (monthly returns)

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than performance information shown. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns reflect CMC's voluntary fee waivers for the Fund as described in the supplement to the prospectus dated January 4, 2019. Had expenses not been partially reimbursed by CMC, returns would have been lower and the expense ratio would have been higher. Fund performance is shown net of fees. An index is an unmanaged, broad market list of securities used to represent an asset class. An index reflects no deduction of fees, expenses or taxes and includes reinvestment of all distributions. It is not possible to invest directly in an index. You may obtain most recent month-end performance information by calling FCI at 651-228-0935.

SUBADVISERS

Subadviser	Strategy
Kennedy Capital	Uses a "bottom up" investment approach in selecting securities based on its fundamental analysis of a security's value.
Cooke & Bieler	Seeks to buy businesses that it believes will compound value over time and reduce risk through its stringent research process and decisions to purchase stocks at attractive prices.
Pzena	Value equity strategy based on a fundamental, bottom-up research process.

Subject to the approval of the Fund's Board of Trustees, CMC has the right to enter into new or amended subadvisory agreements at any time and without a shareholder vote, in reliance on the exemptive order from the Securities and Exchange Commission.

TOP 10 HOLDINGS


Woodward, Inc.
1.22%
Steel Partners Holdings LP 6 % Pfd...
1.15%
Clarus Corporation
1.04%
LHC Group, Inc.
1.03%
CNO Financial Group, Inc.
0.99%
Actuant Corporation Class A
0.96%
Walker & Dunlop, Inc.
0.94%
Ingevity Corporation
0.88%
Globus Medical Inc Class A
0.87%
Euronet Worldwide, Inc.
0.85%
0.0%
0.5%
1.0%
1.5%

Source: FactSet
Top 10 Holdings are provided as of 3/31/2019 to align with public filings.

MARKET CAPITALIZATION


60%
50%
40%
30%
20%
10%
0%
50%
55%
35%
37%
15%
7%
Mid Cap ($2-10 Billion)
Small Cap ($500 Million-$2 Billion)
Micro Cap ($0-$500 Million)
Clearwater Small Companies Fund
iShares Russell 2000 Index ETF*

Source: FactSet

Clearwater Small Companies Fund (QWVOX)

As of June 30, 2019

SECTOR WEIGHTINGS



Finance 27.4% 26.3%
Industrials 23.2% 19.8%
Technology 13.7% 16.9%
Consumer Services 9.8% 10.6%
Healthcare 8.6% 14.2%
Consumer Durables 6.9% 2.7%
Cash 3.7% 0.0%
Consumer Non-Durables 3.1% 2.4%
Utilities 2.1% 3.9%
Energy 0.7% 1.6%
Basic Materials 0.7% 1.6%
Other 0.1% 0.0%
0% 5% 10% 15% 20% 25% 30%
Clearwater Small Companies Fund
iShares Russell 2000 Index ETF+

Source: FactSet

PORTFOLIO & RISK CHARACTERISTICS



20
15
10
5
0
1.7 2.0
18.7 17.9
8.8 7.8
11.0 12.0
Price/ Book
Price/ Earnings
Return on Equity %
Est. 3-5 Yr EPS Growth %
Clearwater Small Companies Fund
iShares Russell 2000 Index ETF+

Source: FactSet

PORTFOLIO & RISK CHARACTERISTICS

	Fund	Bench 1
Number of Holdings	319	1,981
Top 10 Holdings	9.9%	3.0%
Weighted Avg. Market Cap ($M)	$2,625	$2,573
Median Market Cap ($M)	$1,084	$784
Turnover (1 Year)	67%	N/A

Bench 1: iShares Russell 2000 Index ETF+

	Fund	Bench 2
Beta	0.93	1.00
Standard Deviation	15.82%	16.87%
Alpha	-0.78%	N/A

Bench 2: Russell 2000® Index
Above risk characteristics are based on a 3-year time period.

Source: FactSet

UNDERSTANDING INVESTMENT RISK

Price to Book - ratio used to compare the prices of a fund's stocks with their book values.
Price to Earnings - ratio used to compare the price of a fund's stocks with their per-share earnings. Trailing 12-month price to earnings ratio is displayed.
Return on Equity - ratio used to compare the amount of net income returned as a percentage of shareholders' equity.
Est. 3-5 Year EPS Growth - median estimated earnings per share growth for a fund's stocks (source: FactSet Estimates).
Beta - reflects the sensitivity of a fund's returns to fluctuations in the fund's benchmark. A number greater than one indicates greater sensitivity and a number lower than one indicates less sensitivity.
Standard Deviation - measures a fund's historical volatility, where a higher number implies greater volatility and risk.
Alpha - measures risk-adjusted performance, showing excess return delivered at the same risk level as the fund's benchmark. A positive and higher number is better.

Equity securities will fluctuate in price and the value of your investment will thus fluctuate, and this may result in a loss. Small and mid-capitalization stocks may be subject to higher degrees of risk, their earnings may be less predictable, their prices more volatile, and their liquidity less than that of large-capitalization or more established companies' securities. Micro-sized company stocks can be subject to greater risks, more abrupt and erratic price movements, wider spreads between quoted bid and ask prices and less liquidity than that of larger, more established companies. To the extent a Fund subadviser employs a value style strategy, that portion of the Fund's assets is subject to the possibility that value stocks fall out of favor or perform poorly relative to other types of investments. To the extent a Fund subadviser employs a growth strategy, that portion of the Fund's assets is subject to the possibility that such growth stocks can have relatively high valuations, making such investments more risky than an investment in a company with more modest growth expectations.

IMPORTANT DISCLOSURES

The Russell 2000® Index measures the performance of the small cap segment of the U.S. equity universe. It includes approximately 2,000 of the smallest U.S. companies based on market capitalization and represents about 10% of the U.S. market.

+iShares Russell 2000 Index ETF seeks to track the investment performance of the Russell 2000® Index, the Clearwater Small Companies Fund's benchmark, to approximate the performance and composition of the small cap sector of the U.S. equity market. FCI, who provides the analysis for this fact sheet, does not have access to the underlying holdings and statistics of the Russell 2000® Index (necessary for the presentations in this fact sheet), and therefore has used the ETF benchmark as a proxy/substitute. Information about the ETF's holdings is provided solely to serve as a proxy for the Index and not as a comparison of an investment in the Clearwater Small Companies Fund and the ETF. Because the ETF may not invest in all of the Index constituents at approximately their index weightings, the ETF holdings may not serve as an effective substitute for Index information.

The Peer Universe Percentile Rank compares the performance of mutual funds within a universe of funds having similar investment objectives. Rankings are based on total return performance: with capital gains and dividends reinvested, with annual operating expenses deducted, but without including front or back-end sales charges. Note that the Fund does not assess a front or back-end sales charge. Past rankings are no guarantee of future rankings. Rankings are relative to a peer group and do not necessarily mean that the fund had high total returns.

The performance information shown represents past performance and is not a guarantee of future results. Current performance may be lower or higher than performance information shown.

You should consider a fund's investment objectives, risks, charges, and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund. You may obtain a prospectus by calling FCI at 651-228-0935 or the transfer agent for the Clearwater Small Companies Fund, the Northern Trust Company, at 855-684-9144. The prospectus should be read carefully before investing.

Not FDIC insured. May lose value. No bank or government guarantee.